Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Computations of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted income per share:
	Year Ended December 31,
	2022	2021
Numerator:
Net income and comprehensive income	$852	$5,064
Denominator:
Weighted-average common shares outstanding - basic	157,882,535	152,811,130
Stock options issued under 2020 Plan	1,267,239	56,336
Time-based RSUs	17,098	—
Weighted-average common shares outstanding - diluted	159,166,872	152,867,466

Net income per share:
Basic	$0.01	$0.03
Diluted	$0.01	$0.03

Shares Excluded from Computation of Diluted Net (Loss) and Comprehensive Income (Loss) per Common Share
The following table presents the potential shares that are excluded from the computation of diluted net income and comprehensive income for the periods presented because including them would have had an anti-dilutive effect:
	Year Ended December 31,
	2022	2021
Stock options issued under 2020 Plan	1,594,021	1,761,810
Time-based RSUs	4,383,256	—
Public and Private Warrants	37,360,000	—